UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02995

NRM Investment Company
(Exact name of registrant as specified in charter)
NRM Investment Company c/o Mr. John H. McCoy, Jr. NRM Investment Company 280 Abrahams Lane Villanova, PA 19085
(Address of principal executive offices) (Zip code)
Same
(Name and address of agent for service)
Registrant’s telephone number, including area code:	610-995-0322

Date of fiscal year end:	August 31st

Date of reporting period:	May 31, 2009

	Form N-Q	ITEM 1
	NRM INVESTMENT COMPANY
	SCHEDULE OF INVESTMENTS
	AS OF	5/31/2009					05/31/09

	FACE	DESCRIPTION	STATE	MATURITY	CALL DATE	RATE	MARKET	AS A
CUSIP	VALUE						VALUE	PERCENTAGE
IN THOUSANDS

		SHORT TERM
60934N542	183.228	FEDERATED PA MUNI	PA				183,228
		TOTAL SHORT TERM					183,228	1.74%
		MUNICIPAL BONDS
		GENERAL OBLIGATION BONDS
118565QR4	100	BUCKS CTY	PA	06/15/11	6/15/09	5.000%	100,155
72509GH7	145	PITTSBURGH	PA	03/01/12		5.000%	158,469
725209GY0	105	PITTSBURGH	PA	09/01/12		5.000%	109,417
7178807S1	300	PHILA SD PA GO	PA	08/01/15	8/1/12	5.625%	338,754
725209FD7	100	PITTSBURGH	PA	09/01/16		5.250%	108,246
745145YU0	250	PUERTO RICO	PA	07/01/17		5.500%	252,095
546276BT2	200	LOUISIANNA LOC	LA	04/15/39		4.250%	199,226
		TOTAL GENERAL OBLIGATION BONDS					1,266,362	12.01%
		HOUSING BONDS
675903BG2	4.313	ODESSA HFC	TX	11/01/11	11/1/05	8.450%	4,313
130329LV5	35	CALIF HSG FIN AG	CA	02/01/14		10.250%	35,379
60415MWC4	30	MINN ST HSG	MN	01/01/17	1/1/07	5.950%	30,007
		TOTAL HOUSING BONDS					69,699	0.66%
		OTHER REVENUE BONDS
701382HO7	170	PARKLAND SCHOOL DISTRICT	PA	09/01/07		5.000%	195,542
613609TG1	250	MONTGOMERY COUNTY IDA	PA	11/01/10		5.000%	260,130
717823T99	300	PHILA GAS WORKS	PA	08/01/11		5.000%	312,198
017292VN0	100	ALLEGHENY CTY	PA	11/01/11		5.000%	106,778
708836FF3	500	PA INFRASTRUCTURE INVEST AUTH.	PA	09/01/12		5.000%	556,045
717893PF2	250	PHILADELPHIA WATER	PA	07/01/14		5.000%	271,295
709221JS5	155	PA STATE TPK	PA	12/01/14		5.250%	158,856
709221PM1	15	PA STATE TPK	PA	12/01/14			15,050
709221JT3	140	PA STATE TPK	PA	12/01/15		5.250%	143,483
709221PM1	10	PA STATE TPK	PA	12/01/15			10,114
70917RJE6	350	PA HGH ED	PA	01/01/16	1/1/13	5.500%	396,753
01728RBJ7	150	ALLEGHENY CTY	PA	03/01/16	6/15/12	5.500%	165,976
70917NQL1	100	PA HGH ED	PA	06/15/16	6/15/12	5.000%	105,935
717823J58	250	PHILA GAS WORKS	PA	08/01/16	8/1/13	5.250%	286,695
41473EFJ5	425	HARRISBURG RECOVERY	PA	12/01/13		5.000%	466,867
165579EC3	405	CHESTER COUNTY IDA	PA	11/01/18		5.000%	433,994
888808DA7	200	TOBACCO SETTLEMENT FIN CORP	NJ	06/01/19	6/1/17	5.000%	183,032
657905EQ4	250	NORTH CAROLINA MEDICAL CENTER	NC	08/01/26	2/1/17	5.250%	225,038
017357VE1	300	ALLEGHENY CTY-SEWER	PA	12/01/23	12/1/15	5.000%	310,929
70917NQL1	200	PA HGH ED	PA	01/15/31		6.000%	204,394
		TOTAL OTHER REVENUE BONDS					4,809,104	45.62%

	TOTAL MUNICIPAL BONDS						6,145,165	58.29%

	PREFERRED STOCKS
	SHARES
802203000	20000	ABN ANRO TR VI	247,600
780097754	20000	ROYAL BANK OF SCOTLAND GR SER Q	96,600
780097747	10000	ROYAL BANK OF SCOTLAND GR SER R	212,000
007924400	15000	AEGON NV 6.50%	220,650
N00927306	10000	AEGON NV 6.875%	153,100
25153X208	15000	DEUTSCHE BK CONTINUING PFD	253,800
40428H862	20000	HSBC USA 1/40 SER H	428,600
456837202	10000	ING GROEP NV 7.05	151,600
456837509	16000	ING GROEP NV	225,760
59156R603	17500	MET LIFE INC 6.50	355,600
693475AJ4	300000	PNC FINANCIAL SERV GROUP 8.25	255,672
G7293H189	12500	PRUDENTIAL PLC 6.50%	225,000
06739F390	20000	BARCLAYS BANK PLC 6.625%	321,200
80281R300	14000	SANTANDER FIN 6.41	184,500
38144X500	15000	GOLDMAN SACHS 1/1000 B	316,800
		TOTAL PREFERRED STOCKS	3,648,482	34.61%

	COMMON STOCKS
14052H506	70,000	CAPITAL TRUST INC. CLASS A	112,700
369604103	15,000	GENERAL ELECTRIC	202,200
902973304	13,000	US BANCORP	249,600
		TOTAL COMMON STOCKS	564,500	5.36%

	TOTAL PORTFOLIO		10,541,375	100.00%

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
5/31/09

Item II

DISCLOSURE CONTROLS AND PROCEDURES AND INTERNAL
CONTROL OVER FINANCIAL REPORTING:

GENERAL

The Fund has no employees and Fund’s various compliance and reporting functions have been managed by entering into arrangements with third party providers. Lines of communication have been established with the Fund’s President and/or Board of Directors and the various third party service providers. The officer signing this report has concluded that the Fund’s disclosure controls and procedures are effective.

Accounting

           The Fund’s accounting functions have been outsourced to Raymond J. Keefe, CPA who is independent with respect to the Fund. He records the transactions authorized by others and prepares monthly internal financial statements and external financial statements semi-annually. Any irregularities noted by Mr. Keefe are directly reported to the President.

In addition, Mr. Keefe is also responsible for tax reporting and tax compliance.

Investing

Prior to November 30, 2005 the Fund’s investment advisory contract was on a non- discretionary basis.  The Investment Advisor in connection with the President and Board of Directors approved all significant investment decisions. From November 30, 2005 to date, the investment advisory contract was and remains on a discretionary basis. Quarterly reporting to the Board is required.

Legal and Compliance

           The Fund’s attorney, Edward Fackenthal, is responsible for keeping the Fund updated as to the various regulatory requirements. In addition, he manages the actual SEC filing requirements. Further, since the beginning of the current calendar year he serves as the Fund’s compliance officer. Mr. Fackenthal has direct access to the Board of Director and the Fund’s President.

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
5/31/09

Item III

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NRM Investment Company

By:

s/ John H. McCoy
John H. McCoy
President and Chief Financial Officer

Date: July 29, 2009